Subsequent Event (Details) (USD $)	12 Months Ended			0 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Feb. 19, 2015
Subsequent Event [Line Items]
Dividends declared per common share	$ 1.92	$ 1.88	$ 1.59
Subsequent event
Subsequent Event [Line Items]
Dividends declared per common share				$ 1.96
Common stock, quarterly dividends, per share, declared				$ 0.49